Prepayments and Other Current Assets - Schedule of Prepayments (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest receivables		$ 4,412	$ 2,674
Prepayments	[1]	2,033	2,820
VAT recoverable	[2]	428	1,806
Employee loans and advances	[3]	183	888
Restricted cash		130	130
Proceeds receivable for employee share option exercises		90	329
Others		50	154
Prepayments and other current assets		$ 7,326	$ 8,801

[1]	Prepayments are primarily related to prepayments for services, advertisements and other deposits.
[2]	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.
[3]	Employee advances and loans are primarily advances to employees that are business related, taxes paid on behalf of employees related to their options, or personal loans granted to select qualified employees with interest or a guarantee. The loan balances are expected to be repaid by the employee within one year.